Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000000155 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[1]
C000000155 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[1]
C000000155 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[1]
C000000155 [Member] | Alphabet Inc Cl C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[1]
C000000155 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[1]
C000000155 [Member] | Visa Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[1]
C000000155 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[1]
C000000155 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[1]
C000000155 [Member] | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[1]
C000000155 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[1]
C000000155 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000000155 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000000155 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000000155 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000000155 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000000155 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000000155 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000000155 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000000155 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000000155 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000000155 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)
C000000157 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[2]
C000000157 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[2]
C000000157 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[2]
C000000157 [Member] | Alphabet Inc Cl C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[2]
C000000157 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[2]
C000000157 [Member] | Visa Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[2]
C000000157 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[2]
C000000157 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[2]
C000000157 [Member] | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[2]
C000000157 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[2]
C000000157 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000000157 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000000157 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000000157 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000000157 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000000157 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000000157 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000000157 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000000157 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000000157 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000000157 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)
C000000158 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[3]
C000000158 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[3]
C000000158 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[3]
C000000158 [Member] | Alphabet Inc Cl C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[3]
C000000158 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[3]
C000000158 [Member] | Visa Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[3]
C000000158 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[3]
C000000158 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[3]
C000000158 [Member] | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[3]
C000000158 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[3]
C000000158 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000000158 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000000158 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000000158 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000000158 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000000158 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000000158 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000000158 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000000158 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000000158 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000000158 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)
C000130308 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[4]
C000130308 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[4]
C000130308 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[4]
C000130308 [Member] | Alphabet Inc Cl C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[4]
C000130308 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[4]
C000130308 [Member] | Visa Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[4]
C000130308 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[4]
C000130308 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[4]
C000130308 [Member] | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[4]
C000130308 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[4]
C000130308 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000130308 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000130308 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000130308 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000130308 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000130308 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000130308 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000130308 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000130308 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000130308 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000130308 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)

[1]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[2]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[3]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[4]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.